Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes for continuing operations (in thousands)
	2016	2015	2014
Current:
Federal	$4,807	1,803	2,820
State	1,165	524	1,083
	5,972	2,327	3,903
Deferred	1,879	1,568	(342)

Total	$7,851	3,895	3,561

Income tax reconciliation at statutory Federal income tax rate (in thousands)
	2016	2015	2014
Amount computed at statutory
Federal rate	$6,797	3,396	3,020
State income taxes (net of Federal
income tax benefit)	1,002	504	520
Other, net	52	(5)	21
Provision for income taxes	$7,851	3,895	3,561

Deferred tax assets and deferred tax liabilities (in thousands)

	2016	2015
Deferred tax liabilities:
Property and equipment	$15,197	13,100
Depletion	526	496
Unrealized rents	1,823	1,881
Prepaid expenses	913	278
Gross deferred tax liabilities	18,459	15,755
Deferred tax assets:
Employee benefits and other	2,023	1,214
Gross deferred tax assets	2,023	1,214
Net deferred tax liability	$16,436	14,541